SHARE-BASED COMPENSATION - Summary of Stock-Based Compensation Expense (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	6 Months Ended		9 Months Ended
	Nov. 27, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
stockbased compensation expense [Line Items]
share-based compensation expenses			¥ 283,046	¥ 1,709,251	¥ 447,961	¥ 1,808,174
General and administrative expenses
stockbased compensation expense [Line Items]
share-based compensation expenses			¥ 87,999	¥ 1,610,559	¥ 131,199	¥ 1,643,447
TECHWOLF LIMITED | Class B ordinary shares
stockbased compensation expense [Line Items]
Number of new stock issued during the period	24,780,971	24,745,531
TECHWOLF LIMITED | General and administrative expenses
stockbased compensation expense [Line Items]
share-based compensation expenses		¥ 1,506,400